Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net loss	$ (8,376,959)	$ (5,259,037)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	25,330	32,025
Stock-based compensation	4,142,816	2,773,460
Inventory write-down	11,460
Provision for doubtful accounts		11,993
Other non-cash expenses, net	351,085	532,769
Loss on investment in equity securities	192,759	339,171
Loss on impairment of equity investment	803,008
Amortization of right-of-use asset	479,504	168,896
Changes in operating assets and liabilities:
Inventory	(11,460)
Prepaid expenses and other current assets	(71,653)	12,948
Due from related parties	(136,501)	(293,962)
Accrued expenses and other current liabilities	152,207	152,819
Contract liabilities	(68,515)	1,615
Tenant security deposit	(16,865)
Taxes payables	11,964	(112,946)
Operating lease liabilities	(474,479)	(168,896)
Net cash used in operating activities	(2,986,299)	(1,809,145)
Cash flows from investing activities
Loan to related parties	(1,406,022)
Repayment from related parties	203,026
Transaction costs for acquiring land	(5,794)
Net cash used in investing activities	(1,208,790)
Cash flows from financing activities
Proceeds from private placement	3,305,303
Proceeds from exercise of warrants	991,366	947,500
Proceeds from convertible notes payable – third parties	499,010	342,095
Repayment of convertible notes payable – third parties	(277,284)	(327,017)
Proceeds from convertible notes payable – related parties	390,000
Repayment of convertible notes payable – related parties	(150,000)
Repayment of short-term bank loans	(120,400)	(29,152)
Proceeds from related party payables		599,552
Proceeds from issuance of warrants		394,071
Repurchase of treasury stocks		(7,320)
Proceeds from issuance of a promissory note		30,000
Proceeds from common stock subscription		31,040
Net cash provided by financing activities	4,637,995	1,980,769
Effect of exchange rate changes on cash and cash equivalents and restricted cash	20,264	(24,589)
Net increase in cash and cash equivalents and restricted cash	463,170	147,035
Cash and cash equivalents and restricted cash
Beginning	863,815	716,780
Ending	1,326,985	863,815
Supplemental disclosure of cash flows
Interest expense paid	31,518	22,539
Income taxes paid	12,077	25,863
Non-cash financing and investing activities
Issuance of subsidiary’s commons stock to acquire the control of the land	7,670,000
Issuance of common stock and stock warrants in the land acquisition	4,156,461
Increase in ROU asset and lease liabilities due to lease amendment	1,752,395
Conversion of convertible note due from related parties to equity investment	563,819
Assuming loan in the land acquisition	500,000
Issuance of common stock for conversion of debt	463,847	593,714
Issuance of subsidiary’s common stock for consulting services		$ 383,500